S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 23, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

	Interest in Securities	Other Compensation
Current Sponsor

At Closing, the Current Sponsor will hold a total of 2,000,000 Pubco Class A Shares, which would have a value of approximately $24.7 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

At Closing, the Current Sponsor will hold a total of 4,795,000 Pubco Warrants, which would have a value of approximately $98,298 based on the quoted price of the IWAC Public Warrants as of September 12, 2025.

The Current Sponsor has provided loans to IWAC, up to $4 million of which are convertible into ordinary shares at a conversion price of $1 per share. As of December 31, 2024, approximately $2.93 million was owed to the Current Sponsor.

Binson Lau, Chairman of the IWAC Board and CEO of Btab

At Closing, Mr. Lau will hold (directly and indirectly) a total of 10,334,350 Pubco Class A Shares and 100,000 Pubco Class V Shares, which would have a value of approximately $127.62 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

Mr. Lau will serve as CEO and director of Btab following the Closing. As such, in the future Mr. Lau will receive $250,000 for his service as CEO.
John Chen, director of IWAC

At Closing, Mr. Chen will hold a total of 20,000 Pubco Class A Shares, which would have a value of approximately $0.24 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

Yueh Eric Seto, director of IWAC

At Closing, Mr. Seto will hold a total of 124,100 Pubco Class A Shares, which would have a value of approximately $1.53 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

Matthew Malriat, CFO and director of IWAC

At Closing, Mr. Malriat will hold a total of 100,000 Pubco Class A Shares, which would have a value of approximately $1.23 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

Donald Fell, director of IWAC	Mr. Fell will serve as a director of Pubco following the Closing. As such, in the future, Mr. Fell may receive any cash fees or equity awards that the Pubco Board determines to pay its directors;

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]

Recommendation of the Board and Reasons for the Business Combination

The IWAC Board, in evaluating the Business Combination, consulted with IWAC management and its financial, legal and other advisors. In reaching its unanimous resolution (i) that the Business Combination Agreement and the transactions contemplated thereby, including the Mergers and the Domestication, are advisable and in the best interests of IWAC and (ii) to recommend that the IWAC shareholders adopt the Business Combination Agreement and approve the Mergers and the other transactions contemplated by the Business Combination Agreement, the IWAC Board considered the unanimous recommendation of the Special Committee, the fairness opinion by the Mentor Group and a range of factors. Such factors included, but were not limited to, positive factors such as Btab’s earnings history and potential, Btab’s strong management team, opportunities for growth by Btab, Btab’s defensible and differentiated business niche, Btab’s diversified customer and supplier base. The IWAC Board also considered various potential negative factors associated with the Business Combination, including, but not limited to, market risk, Btab’s business plans potentially not being achieved, Btab’s revenue concentration, competition to Btab, macroeconomic uncertainty and conflicts of interest.

Additionally, the IWAC Board, in fulfilling its fiduciary duties, evaluated the benefits and detriments of the Business Combination to the unaffiliated security holders of IWAC. For example, the IWAC Board considered the ability of the IWAC securityholders to participate in the potential upside of Pubco if it is successful following the Closing, as well as the redemption right afforded to shareholders if the shareholders did not want to maintain their stake in Pubco. Further, potential dilution and post-Closing volatility of Pubco were also considered as potential negative aspects of the Business Combination to IWAC shareholders.

In light of the number and wide variety of factors considered in connection with its evaluation of the Business Combination, the IWAC Board did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors that it considered in reaching its determination and supporting its decision. The IWAC Board viewed its decision as being based on all of the information available and the factors presented to and considered by the IWAC Board, respectively. In addition, individual directors may have given different weight to different factors. For more information, see the section entitled “The Business Combination Agreement — Recommendation of the Board and Reasons for the Business Combination.” This explanation of IWAC’s reasons for the Business Combination and all other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.”

The IWAC Board also gave consideration to certain risks related to the Business Combination, which are described in this joint proxy statement/information statement/prospectus under the caption “Risk Factors.”

SPAC Sponsor, Controlling Persons [Table Text Block]	The Current Sponsor is controlled by its sole member, Jiang Hui Bao. Jiang Hui Bao has voting and dispositive power over 2,000,000 IWAC Ordinary Shares and 4,795,000 IWAC Private Warrants.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]
●	The fact that the following individuals have a material interest in the Current Sponsor, which represent indirect interests in the following securities:

Name of Person	Founder Shares	Private Warrants
Jiang Hui Bao	2,000,000	4,795,000

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

Public Shareholders may seek to redeem the Public Shares that they hold, regardless of whether they vote for the Business Combination, against the Business Combination or do not vote in relation to the Business Combination. Any Public Shareholder may request redemption of their Public Shares for a per- share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account and not previously released to IWAC to pay its taxes, divided by the number of then issued and outstanding Public Shares. If a holder properly seeks redemption as described in this section and the Business Combination is consummated, the holder will no longer own these shares following the Business Combination.

Notwithstanding the foregoing, a Public Shareholder, together with any affiliate of such holder or any other person with whom such holder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act) will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares. Accordingly, if a Public Shareholder, alone or acting in concert or as a group, seeks to redeem more than 15% of the Public Shares, then any such shares in excess of that 15% limit would not be redeemed for cash.

IWAC’s initial shareholders will not have redemption rights with respect to any ordinary shares owned by them, directly or indirectly.

IWAC shareholders will be entitled to receive cash for any Public Shares to be redeemed only if such holders:

(i)	hold (a) Public Shares or (b) units and elect to separate such units into the underlying Public Shares and warrants prior to exercising such redemption rights with respect to the Public Shares; and
(ii)

prior to 5:00 p.m., Eastern Time, on December 4, 2025, (a) submit a written request to the transfer agent that IWAC redeem such Public Shares for cash and (b) deliver share certificates for such Public Shares (if any) to the transfer agent, physically or electronically through DTC.

Any request to redeem Public Shares, once made, may be withdrawn at any time, with IWAC’s consent, until the closing of the Business Combination. If IWAC receives valid redemption requests from holders of Public Shares prior to the redemption deadline, IWAC may, at its sole discretion, following the redemption deadline and until the date of Closing, seek and permit withdrawals by one or more of such holders of their redemption requests. IWAC may select which holders to seek such withdrawals of redemption requests from based on any factors we may deem relevant, and the purpose of seeking such withdrawals may be to increase the funds held in the Trust Account. If a holder of Public Shares delivered its Public Shares for redemption to the transfer agent and decides within the required timeframe not to exercise its redemption rights, it may request that the transfer agent return the shares (physically or electronically). The holder can make such request by contacting the transfer agent, at the address or email address listed in this joint proxy statement/information statement/prospectus.

If the Business Combination is not approved or completed for any reason, then IWAC’s Public Shareholders who elected to exercise their redemption rights will not be entitled to redeem their shares. In such case, IWAC will promptly return any shares previously delivered by public holders.

If a Public Shareholder exercises its redemption rights, then it will be exchanging its redeemed Public Shares for cash and will no longer own those Public Shares. You will be entitled to receive cash for your Public Shares only if (a) you properly exercise your right to redeem the Public Shares that you will hold upon the Domestication, no later than the close of the vote on the Business Combination Proposal, and deliver your ordinary shares (either physically or electronically) to the transfer agent, prior to 5:00 p.m., Eastern Time, on December 4, 2025, and (b) the Business Combination is consummated.

In order for Public Shareholders to exercise their redemption rights in respect of the Business Combination, Public Shareholders must properly exercise their right to redeem the Public Shares that you will hold upon the Domestication no later than the close of the vote on the Business Combination Proposal and deliver their ordinary shares (either physically or electronically) to the transfer agent, prior to 5:00 p.m., Eastern Time December 4, 2025. Therefore, the exercise of redemption rights occurs prior to the Domestication. For the purposes of the Existing Organizational Documents of IWAC and Cayman Islands law, the exercise of redemption rights shall be treated as an election to have such Public Shares repurchased for cash and references in this joint proxy statement/information statement/prospectus shall be interpreted accordingly. Immediately following the Domestication and the consummation of the Business Combination, Public Shareholders who properly exercised their redemption rights in respect of their Public Shares shall be paid.

Public Shareholders who redeem their shares may continue to hold any warrants they owned prior to redemption, which results in additional dilution to non-redeeming holders upon exercise of such warrants. Assuming (i) all redeeming Public Shareholders acquired units in the IPO and continue to hold the warrants that were included in the units, and (ii) maximum redemptions of the ordinary shares held by the redeeming Public Shareholders, 5,750,000 warrants would be retained by redeeming Public Shareholders with a value of approximately $117,875 based on the $0.0205 quoted price of the IWAC Public Warrants on the OTC on September 12, 2025. As a result, the redeeming Public Shareholders would recoup their entire investment and continue to hold warrants with an aggregate market value of approximately $117,875, while non-redeeming Public Shareholders would suffer additional dilution in their percentage ownership and voting interest in Pubco upon exercise of the warrants held by redeeming Public Shareholders.

Unlike some other blank check companies which require Public Shareholders to vote against a business combination in order to exercise their redemption rights, Public Shareholders may vote in favor of the Business Combination and exercise their redemption rights. Accordingly, the Business Combination may be consummated even though the funds available from the Trust Account and the number of Public Shareholders are substantially reduced as a result of redemption by Public Shareholders. However, unless the NTA Proposal is approved, the Business Combination will not be consummated if redemptions would cause IWAC to not have at least US$5,000,001 in net tangible assets immediately prior to, or upon such consummation of the Business Combination.

With fewer Public Shares and public stockholders, the trading market for Pubco Class A Shares may be less liquid than the market for the IWAC Class A ordinary shares was prior to the Business Combination, and Pubco may not be able to meet the listing standards for Nasdaq or another national securities exchange. In addition, with less funds available from the Trust Account, the working capital infusion from the Trust Account into Btab’s business will be reduced.

Additionally, pursuant to our Existing Organizational Documents, our Public Shareholders will also have the right to redeem their shares if we amend our Existing Organizational Documents to extend the time period in which we have to consummate our initial business combination.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

		Natural Persons and	Exceptions to Transfer
Subject Securities	Expiration Date	Entities Subject to Restrictions	Restrictions

Founder Shares

Subject to certain limited exceptions, the Founders Shares will not be transferred, assigned, sold or released from escrow until the earlier of (A) one year after the completion of IWAC’s initial business combination and (B) subsequent to IWAC’s initial business combination, the earlier of (x) the date on which IWAC completes a liquidation, merger, share exchange, asset acquisition, share repurchase, recapitalization, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their Ordinary Shares for cash, securities or other property or (y) the date on which the last reported sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share splits, share recapitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 180 days after IWAC’s initial business combination.

IWH Sponsor LP Suntone Investment Pty Ltd

IWH Sponsor LP: Transfers permitted (a) to IWAC’s directors or officers, any affiliates or family members of any of IWAC’s directors or officers, any members or partners of the Sponsor, or any affiliates of the Prior Sponsor, or any employees of such affiliates, (b) in the case of an individual, by gift to a member of the individual’s immediate family, any estate planning vehicle or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or Transfers made in connection with the consummation of IWAC’s initial business combination at prices no greater than the price at which the Founder Shares, Private Placement Warrants or Class A Ordinary Shares, as applicable, were originally purchased; (f) pro rata distributions from the Prior Sponsor to its members, partners, or shareholders pursuant to the Prior Sponsor’s limited partnership agreement; (g) by virtue of the Prior Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (h) to IWAC for no value for cancellation in connection with the consummation of IWAC’s initial business combination; in the event of IWAC’s liquidation prior to the completion of IWAC’s initial business combination or (i) in the event of IWAC’s completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of the Public Shareholders having the right to exchange their IWAC Class A Ordinary Shares for cash, securities or other property subsequent to IWAC’s completion of an initial business combination; provided, however, that in the case of clauses (a) through (g), these permitted transferees must enter into a written agreement with IWAC agreeing to be bound by the transfer restrictions and other applicable restrictions in the Insider Letter

		Natural Persons and	Exceptions to Transfer
Subject Securities	Expiration Date	Entities Subject to Restrictions	Restrictions

Suntone Investment Pty Ltd: Transfers permitted (A) to IWAC’s officers or directors, any affiliates or family member of any of IWAC’s officers or directors, the Current Sponsor, any members of the Current Sponsor or their affiliates, any affiliates of the Current Sponsor; (B) in the case of an individual, by gift to a member of one of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (C) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (D) in the case of an individual, pursuant to a qualified domestic relations order; and (E) upon dissolution of the Current Sponsor, under the Current Sponsor’s operating agreement by virtue of the laws of the Cayman Islands or Delaware, as applicable to IWAC, or the laws of Australia, as applicable; (F) by private sales or transfers made in connection with the transactions contemplated by the Business Combination Agreement at prices no greater than the price at which the securities were originally purchased; provided that any transferee of any transfer of the type set forth in clauses (A) through (F) must enter into a written agreement, in form and substance reasonably satisfactory to Btab and IWAC, agreeing to be bound by the Sponsor Agreement prior to the occurrence of such transfer.

Private Warrants	30 days after the completion of IWAC’s initial business combination		Same as above

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Matthew Malriat	—	—	—
Suren Ajjarapu	Semper Paratus Acquisition Corp	SPAC	CEO and Chairman
	PowerUp Acquisition Corp.	SPAC	CEO and Chairman
	Kernel Group Holdings, Inc.	SPAC	CEO and Chairman
	OceanTech Acquisitions I Corp.	SPAC	CEO and Chairman
	Trxade Health, Inc.	Health Services Information Technology	CEO and Chairman and Secretary
	Ocean Biomedical Inc.	Biopharmaceuticals	Director
Binson Lau	Btab Ecommerce Group, Inc.	Ecommerce	CEO and Chairman
John Zhong Chen	Western Iron Ore Pty Ltd	Iron Ore Exploration	Founder and CEO
	HealthRegen Pty Ltd	Biotechnology/Pharmaceuticals	CEO
Yueh Eric Seto	Morley Chow Seto	Law Firm	Co-Founder
Donald Fell	Aspire Biopharma	SPAC	Director
	Trxade Health, Inc./Scienture Holdings, Inc.	Health Services Information Technology	Director
Michael Peterson	Ocean Biomedical Inc.	Biotechnology	Director
	Lafayette Energy Corp	Oil and Gas Exploration	Director